Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023 (remaining)	$ 530
2024 / 2023	1,689	$ 1,946
2025 / 2024	554	1,516
2026 / 2025	93	372
2027 / 2026	0	0
2027		0
Total	$ 2,866	$ 3,834	$ 2,655